Accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accruals and other current liabilities
Schedule of accruals and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Accrued payroll and welfare expenses	1,779,798	2,012,505
Payables for research and development expenses	845,661	1,924,192
Accrued marketing expenses	908,650	876,907
Operating lease liabilities, current	665,481	670,678
Other tax payable	324,560	480,681
Payables for purchase of property, plant and equipment	479,327	382,653
Payable for rental and related expenses	89,393	289,723
Deposits from vendors	118,571	267,074
Warranty provisions	112,894	200,986
Current portion of deferred revenue	132,672	193,941
Advances from customers	162,031	136,792
Accrued Freights payable	25,558	86,051
Others	599,360	956,589
Total	6,243,956	8,478,772